Supplement Dated February 14, 2022
to Prospectus Dated May 1, 2021
for Group Variable Universal Life Insurance

This document is a supplement to the prospectus dated May 1, 2021 (the “prospectus”) for the Group Variable Universal Life Insurance Contract and Certificates that Prudential offers to you. This supplement is not a complete prospectus, and must be accompanied by the prospectus. The prospectus describes the insurance features and other aspects of the Group Contract and Certificates. In this supplement, we describe the Funds that are available to you under the Group Contract and Certificates.

TABLE OF CONTENTS

TABLE OF CONTENTS OF THE FUND PROSPECTUSES

Advanced Series Trust:
AST Cohen & Steers Realty Portfolio	Appendix 1
AST Mid-Cap Value Portfolio	Appendix 2

American Century Variable Portfolio, Inc.:
American Century VP Balanced Fund	Appendix 3
American Century VP International Fund	Appendix 4
American Century VP Value Fund	Appendix 5

Deutsche DWS Variable Series II:
DWS High Income VIP	Appendix 6
DWS Small Mid Cap Value VIP	Appendix 7

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund	Appendix 8
Templeton Developing Markets VIP Fund	Appendix 9
Templeton Foreign VIP Fund	Appendix 10
Templeton Global Bond VIP Fund	Appendix 11

Invesco:
Invesco V.I. Equity and Income Fund	Appendix 12
Invesco V.I. Government Securities Fund	Appendix 13
Invesco V.I. International Growth Fund	Appendix 14
Invesco V.I. Small Cap Equity Fund	Appendix 15

Janus Aspen Series:
Janus Henderson Enterprise Portfolio	Appendix 16
Janus Henderson Global Research Portfolio	Appendix 17

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio	Appendix 18
JPMorgan Insurance Trust Small Cap Core Portfolio	Appendix 19
JPMorgan Insurance Trust U.S. Equity Portfolio	Appendix 20

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Lazard Retirement Series, Inc.:
Lazard Retirement Emerging Markets Equity Portfolio	Appendix 21
Lazard Retirement International Equity Portfolio	Appendix 22
Lazard Retirement US Small-Mid Cap Equity Portfolio	Appendix 23

MFS® Variable Insurance Trust:
MFS® Research Series	Appendix 24
MFS® Total Return Bond Series	Appendix 25

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT International Equity Portfolio	Appendix 26
Neuberger Berman AMT Short Duration Bond Portfolio	Appendix 27
Neuberger Berman AMT Sustainable Equity Portfolio	Appendix 28

PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio	Appendix 29
PIMCO Long-Term U.S. Government Portfolio	Appendix 30
PIMCO Total Return Portfolio	Appendix 31

Prudential Series Fund:
PSF Global Portfolio	Appendix 32
PSF Natural Resources Portfolio	Appendix 33
PSF 50/50 Balanced Portfolio	Appendix 34
PSF PGIM Flexible Managed Portfolio	Appendix 35
PSF PGIM Government Income Portfolio	Appendix 36
PSF PGIM Government Money Market Portfolio	Appendix 37
PSF PGIM High Yield Bond Portfolio	Appendix 38
PSF PGIM Jennison Blend Portfolio	Appendix 39
PSF PGIM Jennison Focused Blend Portfolio	Appendix 40
PSF PGIM Jennison Growth Portfolio	Appendix 41
PSF PGIM Jennison Value Portfolio	Appendix 42
PSF PGIM Total Return Bond Portfolio	Appendix 43
PSF Small-Cap Stock Index Portfolio	Appendix 44
PSF Stock Index Portfolio	Appendix 45

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	Appendix 46
T. Rowe Price Equity Income Portfolio	Appendix 47
T. Rowe Price Moderate Allocation Portfolio	Appendix 48

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	Appendix 49

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Portfolio Expenses
This table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own a Certificate. More detail concerning each Funds’ fees and expenses is contained in the prospectus for each of the Funds.

Total Annual Fund Operating Expenses	Minimum	Maximum
These are expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.31%	1.71%

The Funds
This Contract offers Funds managed by AST Investment Services, Inc. and/or Prudential Investments LLC, which are affiliated companies of Prudential Life Insurance Company of America (“Affiliated Funds”) and Funds managed by companies not affiliated with Prudential Life Insurance Company of America ("Unaffiliated Funds"). Prudential Life Insurance Company of America and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Funds and the Unaffiliated Funds. We consider the amount of these fees and payments when determining which Funds to offer through the Contract. Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the sub-accounts that invest in these Portfolios. Affiliated Funds may provide Prudential Companies with greater fees and payments than Unaffiliated Funds. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Funds, we have an incentive to offer Affiliated Funds over Unaffiliated Funds. As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more subadvisers that conduct day to day management. We have an incentive to offer Funds with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We consider those subadviser factors in determining which Funds to offer under the Contract. Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the sub-accounts that invest in these Portfolios. Please see "Service Fees Payable to Prudential" following the table below for more information about fees and payments we may receive from underlying Funds and/or their affiliates.

In addition, we may consider the potential risk to us of offering a fund in light of the benefits provided by the Contract.
Prudential Investments LLC (“PI”) serves as investment manager of the Prudential Series Fund. Prudential Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the Advanced Series Trust (AST).

The investment management agreements for The Prudential Series Fund and the Advanced Series Trust provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.

Certain Funds have adopted distribution plans pursuant to the federal securities laws, and under those plans, the Fund may make payments to Prudential and/or its affiliates for certain marketing efforts.

The chart below reflects the variable investment options in which the Account invests, their investment objectives, and each variable investment option’s investment advisers and investment subadvisers. For Portfolios with multiple subadvisers, each subadviser manages a portion of the assets for that Portfolio.

Affiliated Funds
VARIABLE INVESTMENT OPTION	INVESTMENT OBJECTIVE SUMMARY	SUBADVISER
ADVANCED SERIES TRUST
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
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Affiliated Funds
VARIABLE INVESTMENT OPTION	INVESTMENT OBJECTIVE SUMMARY	SUBADVISER
ADVANCED SERIES TRUST
AST Mid-Cap Value Portfolio (formerly AST Neuberger Berman/LSV Mid- Cap Value Portfolio)	Seeks capital growth.	Massachusetts Financial Services Company; Victory Capital Management Inc.; Wellington Management Company, LLP
PRUDENTIAL SERIES FUND
PSF Global Portfolio - Class I	Seeks long-term growth of capital.	Brown Advisory LLC; LSV Asset Management; QMA LLC; T. Rowe Price Associates, Inc.; William Investment Management, LLC
PSF Natural Resources Portfolio - Class I	Seeks long-term growth of capital.	Allianz Global Investors U.S. LLC
PSF PGIM 50/50 Balanced Portfolio (formerly PSF Conservative Balanced Portfolio) - Class I	Seeks total investment return consistent with a conservatively managed diversified portfolio.	PGIM Fixed Income; PGIM Limited; QMA LLC
PSF PGIM Flexible Managed Portfolio (formerly PSF Flexible Managed Portfolio) - Class I	Seeks total return consistent with an aggressively managed diversified portfolio	PGIM Fixed Income; PGIM Limited; QMA LLC
PSF PGIM Government Income Portfolio (formerly PSF Government Income Portfolio) - Class I	Seeks a high level of income over the long term consistent with the preservation of capital.	PGIM Fixed Income
PSF PGIM Government Money Market Portfolio (formerly PSF Government Money Market Portfolio) - Class I	Seeks maximum current income consistent with the stability of capital and the maintenance of liquidity.	PGIM Fixed Income
PSF PGIM High Yield Bond Portfolio (formerly PSF High Yield Bond Portfolio) - Class I	Seeks high total return.	PGIM Fixed Income; PGIM Limited
PSF PGIM Jennison Blend Portfolio (formerly PSF Equity Portfolio) - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF PGIM Jennison Focused Blend Portfolio (formerly PSF Jennison 20/20 Focus Portfolio) - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF PGIM Jennison Growth Portfolio (formerly PSF Jennison Portfolio) - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF PGIM Jennison Value Portfolio (formerly PSF Value Portfolio) - Class I	Seeks capital appreciation.	Jennison Associates LLC
PSF PGIM Total Return Bond Portfolio (formerly PSF Diversified Bond Portfolio) - Class I	Seeks a high level of income over a longer term while providing reasonable safety of capital.	PGIM Fixed Income; PGIM Limited
PSF Small-Cap Stock Index Portfolio (formerly PSF Small Capitalization Stock Portfolio) - Class I	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
PSF Stock Index Portfolio - Class I	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks.	QMA LLC

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Unaffiliated Funds
VARIABLE INVESTMENT OPTION	INVESTMENT OBJECTIVE SUMMARY	INVESTMENT ADVISER/SUBADVISER
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
American Century VP Balanced Fund - Class I	Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP International Fund - Class I	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund - Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
DEUTSCHE DWS VARIABLE SERIES II
DWS High Income VIP - Class A2	Seeks to provide a high level of current income.	DWS Investment Management Americas, Inc.
DWS Small Mid Cap Value VIP - Class A	Seeks long-term capital appreciation.	DWS Investment Management Americas, Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return.	Franklin Mutual Advisers, LLC
Templeton Developing Markets VIP Fund - Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 2	Seeks high current income, with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Equity and Income Fund - Series I	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
JANUS ASPEN SERIES
Janus Henderson Enterprise Portfolio - Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Research Portfolio - Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
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Unaffiliated Funds
VARIABLE INVESTMENT OPTION	INVESTMENT OBJECTIVE SUMMARY	INVESTMENT ADVISER/SUBADVISER
J.P. MORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio – Class 1	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Management, Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1	Seeks capital growth over the long term.	J.P. Morgan Investment Management, Inc.
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1	Seeks to provide a high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management, Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
MFS® VARIABLE INSURANCE TRUST
MFS® Research Series - Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT International Equity Portfolio - Class S	Seeks long-term growth of capital by investing primarily in common stocks of foreign companies.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Short Duration Bond Portfolio - Class I	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity Portfolio (includes all assets from Neuberger Berman AMT Large Cap Value Portfolio) - Class I	Seeks long-term growth of capital by investing primarily in the securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
PIMCO VARIABLE INSURANCE TRUST
PIMCO All Asset Portfolio - Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC/ Research Affiliates, LLC
PIMCO Long-Term U.S. Government Portfolio - Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio - Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price All-Cap Opportunities Portfolio (formerly T. Rowe Price New America Growth Portfolio)	Seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
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Unaffiliated Funds
VARIABLE INVESTMENT OPTION	INVESTMENT OBJECTIVE SUMMARY	INVESTMENT ADVISER/SUBADVISER
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Moderate Allocation Portfolio	Seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.	T. Rowe Price Associates, Inc./T. Rowe Price Hong Kong Limited
T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc./ T. Rowe Price International Ltd.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

In the future, it may become disadvantageous for separate accounts of variable life insurance and variable annuity contracts to invest in the same Variable Investment Options. Neither the companies that invest in the Funds nor the Funds currently foresee any such disadvantage. The Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1) changes in state insurance law;
(2) changes in federal income tax law;
(3) changes in the investment management of any Fund; or
(4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

A Fund may have a similar name, investment objective, or investment policy resembling those of a mutual fund managed by the same investment adviser or subadviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of the publicly available mutual fund.

Service Fees Payable to Prudential
We and our affiliates receive substantial payments from the Funds and/or related entities, such as the Funds’ advisers and subadvisers. Because these fees and payments are made to us and our affiliates, allocations you make to the Funds benefit us financially. In selecting Funds available under the Certificate, we consider the payments that will be made to us.

We receive Rule 12b-1 fees which compensate us for distribution and administrative services. These fees are paid by the Funds out of each Fund’s assets and are therefore borne by Certificate Owners. We also receive administrative services payments, some of which are paid by the Funds and some of which are paid by the advisers of the Funds or their affiliates and are referred to as “revenue sharing” payments. As of May 1, 2021, the maximum combined 12b-1 fees and administrative services payments we receive with respect to a Fund are equal to an annual rate of 0.30% of the average assets allocated to the Fund under the Certificate. We expect to make a profit on these fees and payments and consider them when selecting the Funds available under the Certificate.

In addition, an adviser or subadviser of a Fund or a distributor of the Contract may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker-dealer firms’ registered representatives, and creating marketing material discussing the Contract, available options, and Funds. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation.

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In addition to the payments that we receive from Funds and/or their affiliates, those same Funds and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.

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